15. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 757,018
Operating loss carryforward	9,062,776
Tax credit carryforward	$ 1,903,183